Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 07, 2023
Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) [Line Items]
Acquired percentage	51.00%	51.00%
Consideration amount		$ 10,000,000
Mr. Nimish Pandya [Member]
Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) [Line Items]
Acquired percentage		49.00%
Equity shares percentage		2.00%
Sri Sai cable and Broadband Private Limited [Member]
Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) [Line Items]
Revenues	$ 19,008,182
Profit	1,908,260
Capital investment	$ 7,500,000